UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               --------------------

Check here if Amendment / /; Amendment Number:
                                              ---------------------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    DBD Cayman, Ltd.
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Address: c/o The Carlyle Group
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         1001 Pennsylvania Avenue, NW
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         Suite 220 S.
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         Washington, DC  20004-2505
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Form 13F File Number:  28- 12954
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel A. D'Aniello
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Title: Managing Director
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Phone: 202-729-5626
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Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello       Washington, DC       November 16, 2009
-----------------------      ---------------       -----------------
       Signature               City, State               Date


/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

Form 13F File Number           Name
28-
    --------                   -----------------------

                              ---------------------
                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1
                                       -------------

Form 13F Information Table Entry Total: 5
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Form 13F Information Table Value Total: $154,427
                                       -------------
                                        (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No.  Form 13F File Number              Name
 1    28-12429                          Carlyle Investment Management L.L.C.
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

                                       2

                                                    FORM 13-F INFORMATION TABLE

         COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
         --------          --------    --------    --------           --------         --------     --------       --------
                           TITLE OF                 VALUE    SHRS OR     SH/     PUT/  INVESTMENT   OTHER    VOTING  AUTHORITY
      NAME OF ISSUER       CLASS         CUSIP     (x$1000)  PRN AMT     PRN     CALL  DISCRETION  MANAGERS   SOLE     SHARED   NONE
-------------------------  --------    ---------   --------  ---------   ---     ----  ----------  --------  ------  ---------  ----
                            CLASS
Boston Private Finl Hldgs   Com        101119105   $35,129   6,346,572   SH      --    Shared-        1              6,346,572
In                                                                                     Defined

Focus Media Hldg Ltd        Sponsored  34415V109   $16,597   1,503,382   SH      --    Shared-        1              1,503,382
                            ADR                                                        Defined

Great Atlantic & Pac Tea    Com        390064903   $34,826   3,908,698   SH      --    Shared-        1              3,908,698
Inc                                                                                    Defined

Owens Corning New           Com        690742101   $13,472   600,100     SH      --    Shared-        1              600,100
                                                                                       Defined
Time Warner Cable Inc       Com        88732J207   $54,403   1,262,533   SH      --    Shared-        1              1,262,533
                                                                                       Defined



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